Exceptional Items - Additional Information (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Disclosure Of Exceptional Items [Abstract]
Exceptional restructuring charges	$ (137)	$ (288)
Acquisition costs business combinations	(38)	(25)
Business and asset disposal	(21)	26
Exceptional finance cost	(494)	(211)
Decrease of income taxes	45	37
Non-controlling interest on the exceptional items	$ (3)	$ 9